CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES
Summary of preferred shares activities

Mezzanine equity
US$
Balance as of December 31, 2024	—
Issuance of Series A Preferred Shares	16,550,000
Balance as of December 31, 2025	16,550,000